Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (26,363)	$ (64,486)
Adjustments to the profit or loss items:
Finance expenses, net	1,027	2,842
Financial liabilities recorded as listing expenses		7,648
Finance expenses related to convertible loans and warrants	8,628	4,558
Revaluation of liability to Legacy		(2,071)
Equity Line of Credit (“ELOC”)		1,570
Share listing expenses		12,312
Issuance of shares to consultants	2,160
Depreciation and amortization	1,136	6,117
Impairment of goodwill and intangible assets		3,702
Change in employee benefit liabilities, net	(28)	(21)
Change in deferred tax	(51)
Cost of share-based payment	1,956	4,472
Adjustments to the profit or loss items total	14,828	41,129
Changes in asset and liability items:
Decrease (increase) in trade receivables	410	9,229
Decrease (increase) in other assets	(412)	(3,543)
Increase (decrease) in trade payables	(1,755)	(1,868)
Decrease (increase) in inventories		931
Change in balances of government grants	30	(221)
Increase in other accounts payable	2,635	6,584
Changes in asset and liability items total	908	11,112
Cash paid and received during the year for:
Interest paid, net	(158)	(258)
Taxes paid		(80)
Cash paid and received during the year	(158)	(338)
Net cash used in operating activities	(10,785)	(12,583)
Cash flows from investing activities:
Withdrawal from restricted bank deposit	421	1,102
Investment in restricted bank deposit		(1,155)
Change in long-term deposits	31
Purchase of property and equipment	(15)	(210)
Disposals of property and equipment	26
Credit line to a related party	(895)
Net cash used in investing activities	(432)	(263)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance expenses		1,775
Short-term loans, net	154	1,432
Repayment of lease liabilities	(523)	(1,041)
Exercise of options and warrants	5,147	2,066
Receipt of short-term loans		721
Acquisition of non-controlling interest	(6,768)
Receipt of convertible loans	10,951	5,568
Net cash provided by financing activities	8,961	10,521
Exchange rate differences on cash and cash equivalents	(97)	1,058
Increase (decrease) in cash and cash equivalents	(2,353)	(1,267)
Cash and cash equivalents at the beginning of the period	3,522	3,994
Cash and cash equivalents at the end of the period	$ 1,169	$ 2,727